Annual Total Returns - FidelityCaliforniaMunicipalMoneyMarketFunds-RetailPRO - FidelityCaliforniaMunicipalMoneyMarketFunds-RetailPRO - Fidelity California Municipal Money Market Fund - Fidelity California Municipal Money Market Fund
Apr. 29, 2025
Bar Chart Table:
Annual Return, Inception Date	Sep. 22, 2022
Annual Return 2023	2.59%
Annual Return 2024	2.78%